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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8507

                             Ironwood Series Trust
                                P.O. Box 182218
                           Columbus, Ohio 43218-2218
                                (800) 472-6114

                             Charles S. Daly, Esq.
                       Chief Compliance Officer, Counsel
                      Ironwood Investment Management, LLC
                       21 Custom House Street, Suite 240
                          Boston, Massachusetts 02110
                                (617) 757-7609

                     Date of fiscal year end: December 31

          Date of reporting period: January 1, 2008 - March 31, 2008

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Item 1. Schedule of Investments.

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                                                       MARKET
SHARES    SECURITY                                     VALUE
------    -----------------------------------------   ---------
          COMMON STOCK - 101.32%

          CONSUMER DISCRETIONARY & SERVICES - 8.03%
 66,175   4Kids Entertainment, Inc. +                   646,530
694,205   Danka Business Systems plc, ADR +             142,312
 22,960   Hooker Furniture Corp.                        512,926
244,757   Westaff, Inc. +                               528,675
                                                      ---------
                                                      1,830,443
                                                      ---------
          CONSUMER STAPLES - 2.79%
 27,475   Chiquita Brands International, Inc. +         634,947
                                                      ---------
          ENERGY - 10.55%
116,625   CE Franklin, Ltd. +                           900,345
114,330   International Coal Group, Inc. +              725,996
 38,600   PetroHawk Energy Corp. +                      778,562
                                                      ---------
                                                      2,404,903
                                                      ---------
          FINANCIALS - 7.09%
 25,420   Citizens First Bancorp, Inc.                  273,265
 41,040   Eastern Insurance Holdings, Inc.              594,259
 18,195   Hanover Insurance Group, Inc.                 748,542
                                                      ---------
                                                      1,616,066
                                                      ---------
          HEALTH CARE - 16.30%
 11,020   Analogic Corp.                                733,271
191,526   Ariad Pharmaceuticals, Inc. +                 645,443
213,815   Durect Corp. +                              1,122,529
396,720   Novavax, Inc. +                             1,055,275
286,091   Ore Pharmaceuticals, Inc. +                   156,778
                                                      ---------
                                                      3,713,296
                                                      ---------
          MATERIALS & PROCESSING - 33.86%
 29,900   AM Castle & Co.                               807,300
 17,575   Ampco-Pittsburgh Corp.                        755,549
 71,650   Beacon Roofing Supply, Inc. +                 716,500
114,200   Chemtura Corp.                                838,228
 98,975   ICO, Inc. +                                   686,886
426,750   Industrial Enterprises of America, Inc. +      89,617
106,610   Material Sciences Corp. +                     827,294
 29,600   MFRI, Inc. +                                  475,968
 36,025   Novagold Resources, Inc. +                    277,753
 32,600   Olin Corp.                                    644,176
162,170   Omnova Solutions, Inc. +                      647,058
149,120   PolyOne Corp. +                               949,894
                                                      ---------
                                                      7,716,223
                                                      ---------

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            PRODUCER DURABLES - 12.93%
142,500     Allied Defense Group, Inc. +                    843,600
260,000     Magnetek, Inc. +                                894,400
191,625     Proliance International, Inc. +                 348,758
 62,700     Williams Controls, Inc. +                       860,871
                                                        -----------
                                                        $ 2,947,629
                                                        -----------
            TECHNOLOGY - 9.77%
214,109     ActivIdentity Corp. +                           541,696
411,330     InFocus Corp. +                                 769,187
120,250     Iomega Corp. +                                  429,293
472,894     SoftBrands, Inc. +                              487,081
                                                        -----------
                                                          2,227,257
                                                        -----------
            TOTAL COMMON STOCK (COST $22,297,632)        23,090,764
                                                        -----------
            OTHER ASSETS NET OF LIABILITIES - (1.32)%      (301,636)
                                                        -----------
            NET ASSETS - 100.00%                        $22,789,128
                                                        ===========
--------
+   Non-income producing security.
ADR American Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                $ 4,570,053
Gross Unrealized Depreciation                 (3,776,921)
                                             -----------
Net Unrealized Appreciation (Depreciation)   $   793,132
                                             ===========

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

                                             INVESTMENTS IN
VALUATION INPUTS                               SECURITIES
----------------                             --------------
Level 1 - Quoted Prices                       $23,090,764
Level 2 - Other Significant Inputs            $         0
Level 3 - Significant Unobservable Inputs     $         0
Total Investments                             $23,090,764

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Series Trust

By:   /s/ Warren J. Isabelle
      ------------------------------
      Warren J. Isabelle, President

Date: 5/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Warren J. Isabelle
      ------------------------------
      Warren J. Isabelle, President

Date: 5/27/08

By:   /s/ Trudance L.C. Bakke
      ------------------------------
      Trudance L.C. Bakke, Treasurer

Date: 5/27/08